SCHEDULE OF BANK BORROWINGS (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Long term debt	$ 1,079,599	$ 1,750,981
Within 12 months	756,182	814,093
Over 1 year	$ 323,417	$ 936,888
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term	150 days
Annual interest rate	2.50%	2.50%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term	5 days
Annual interest rate	3.25%	3.25%
Term Loans [Member]
Short-Term Debt [Line Items]
Long term debt	$ 943,784	$ 1,550,230
Debt instrument term	5 years
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.25%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Long term debt	$ 135,815	$ 200,751
Term Receipts [Member]
Short-Term Debt [Line Items]
Debt instrument term	150 days
Annual interest rate	6.20%